Average Annual Total Returns - Class P Shares - Goldman Sachs Capital Growth Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Index (reflects no deduction for fees or expenses) Since Inception
Total	23.21%	16.35%	Apr. 17, 2018	22.20%	12.53%	14.43%	11.83%	20.90%	15.75%